Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events
Subsequent Events

21. Subsequent Events

Subsequent to December 31, 2024, the Company repurchased 318,306 shares of its common stock in the open market for $25.6 million under its share repurchase program.

In February 2025, the Company as borrower, and certain of our subsidiaries, as guarantors, entered into a Syndicated $850 mil. Facility in order to finance a portion of the purchase price of 14 newbuilding container vessels.

In February 2025, the Company declared a dividend of $0.85 per share of common stock, which is payable on March 5, 2025, to holders of record on February 24, 2025.

In January 2025, the Company drew down $44.0 million on Syndicated $450.0 million facility related to a delivery of the Hull No. CV5900-07 named Phoebe.

On February 3, 2025, we entered into (1) an amended and restated management agreement with Danaos Shipping, removing the provision of certain commercial services to us by Danaos Shipping and the related fees payable by us, and (2) a brokerage services agreement with Danaos Chartering Services Inc. (“Danaos Chartering”) for the provision of such commercial services for the same fees previously payable to Danaos Shipping which were eliminated in the amended and restated management agreement. Danaos Chartering is a newly-formed affiliate of Danaos Shipping, and is also ultimately owned by DIL, the Company’s largest stockholder.